Investments Composition of Fixed Maturities by Maturity (Detail) - Fixed maturities $ in Millions	Dec. 31, 2020 USD ($)
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Amortized Cost [Abstract]
Less than one year	$ 5,734.9
One to five years	20,769.2
Five to ten years	8,939.8
Ten years or greater	145.2
Cost	35,589.1
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Fair Value [Abstract]
Less than one year	5,765.4
One to five years	21,377.3
Five to ten years	9,512.2
Ten years or greater	156.0
Debt Securities, Available-for-Sale	$ 36,810.9